Document and Entity Information	Sep. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2021
Entity File Number	000-55181
Entity Registrant Name	Twinlab Consolidated Holdings, Inc.
Entity Central Index Key	0001590695
Entity Tax Identification Number	46-3951742
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4800 T-Rex Avenue, Suite 225
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	443-5301
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false